Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Leases And Finance Leases Table [Line Items]
Disclosure Of Finance Lease And Operating Lease By Lessor Explanatory
Lease receivables
USD million	31.12.19
	Total minimum lease payments	Unearned financeincome	Present value
2020	448	31	417
2021–2024	874	52	822
Thereafter	221	6	215
Total	1,544	89	1,455

USD million	31.12.18
	Total minimum lease payments	Unearned financeincome	Present value
2019	359	22	337
2020–2023	703	35	669
Thereafter	103	2	102
Total	1,166	58	1,107

UBS AG
Disclosure Of Operating Leases And Finance Leases Table [Line Items]
Disclosure Of Finance Lease And Operating Lease By Lessor Explanatory
Lease receivables
USD million	31.12.19
	Total minimum lease payments	Unearned financeincome	Present value
2020	448	31	417
2021–2024	874	52	822
Thereafter	221	6	215
Total	1,544	89	1,455

USD million	31.12.18
	Total minimum lease payments	Unearned financeincome	Present value
2019	359	22	337
2020–2023	703	35	669
Thereafter	103	2	102
Total	1,166	58	1,107